Available-for-sale Securities (Tables)	12 Months Ended
Mar. 31, 2017
Available-for-sale Securities [Abstract]
Schedule of Available-For-Sale Securities
	March 31,
	2016	2017
Cost	$1,614	$—

Market value	$1,603	$—